UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
        		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		August 15, 2005

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:		$3,520,314

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505      2564  134675 SH      DEFINED   01     134675
Accredo Health Inc            COMMON     00437V104    193177 4255000 SH      DEFINED   01    4255000
Agrium Inc                    COMMON     008916108     36769 1875000 SH      DEFINED   01    1875000
Alcan Inc                     COMMON     013716105      1115   37166 SH        SOLE            37166
Amgen Inc                     COMMON     031162100      4425   73194 SH        SOLE            73194
Apollo Group Inc               CL A      037604105     56606  723681 SH        SOLE           723681
Ask Jeeves Inc                COMMON     045174109     95459 3160900 SH      DEFINED   01    3160900
BB&T Corp                     COMMON     054937107      1406   35173 SH        SOLE            35173
Bank of America Corp          COMMON     060505104      4561  100000 SH      DEFINED   01     100000
Cardinal Health Inc           COMMON     14149Y108     10927  189774 SH        SOLE           189774
Career Education Corp         COMMON     141665109     30935  845000 SH      DEFINED   01     845000
Caremark RX Inc               COMMON     141705103     59029 1325898 SH        SOLE          1325898
Conexant Systems Inc          COMMON     207142100      1400  869338 SH        SOLE           869338
Credence Sys Corp             COMMON     225302108       533   58916 SH        SOLE            58916
Fisher Scientific Intl        COMMON     338032204     19746  304258 SH        SOLE           304258
General Elec Co               COMMON     369604103     11978  345699 SH        SOLE           345699
Guidant Corp                  COMMON     401698105    291352 4329151 SH      DEFINED   01    4329151
Hollinger Intl Inc             CL A      435569108     19097 1907784 SH      DEFINED   01    1907784
IAC InterActiveCorp           COMMON     44919P102       366   15227 SH        SOLE            15227
JPMorgan & Chase & Co         COMMON     46625H100     52147 1476406 SH        SOLE          1476406
Juniper Networks Inc          COMMON     48203R104     35835 1423169 SH        SOLE          1423169
Kerr McGee Corp               COMMON     492386107     28681  375843 SH        SOLE           375843
MCI Inc                       COMMON     552691107    34248013320883 SH      DEFINED   01   13320883
Manulife Finl Corp            COMMON     56501R106     12756  267295 SH        SOLE           267295
Mittal Steel Co NV        NY REG SH CL A 60684P101     58294 2455500 SH      DEFINED   01    2455500
Nextel Communications Inc      CL A      65332V103    46084714263300 SH      DEFINED   01   14263300
Open Text Corp                COMMON     683715106      1148   81106 SH        SOLE            81106
Pinnacle Sys Inc              COMMON     723481107      5803 1055000 SH      DEFINED   01    1055000
Premcor Inc                   COMMON     74045Q104     37839  510100 SH      DEFINED   01     510100
Providian Finl Corp           COMMON     74406A102     35260 2000000 SH      DEFINED   01    2000000
Renal Care Group Inc          COMMON     759930100     82597 1791700 SH      DEFINED   01    1791700
Renault (Regie Natl)          COMMON     F77098105    344235 3902498 SH      DEFINED   01    3902498
Serena Software Inc           COMMON     817492101      1524   78969 SH        SOLE            78969
Simon Ppty Group Inc          COMMON     828806109      3580   49392 SH        SOLE            49392
Sprint Corp                  COM FON     852061100    121257 4832900 SH      DEFINED   01    4832900
Symantec Corp                 COMMON     871503108    53182624463000 SH      DEFINED   01   24463000
Teva Pharmaceutical Inds       ADR       881624209     11202  359718 SH        SOLE           359718
Titan Corp                    COMMON     888266103     76989 3385600 SH      DEFINED   01    3385600
UnitedHealth Group Inc        COMMON     91324P102     13550  259886 SH        SOLE           259886
Univision Communications       CL A      914906102       364   13230 SH        SOLE            13230
Unocal Corp                   COMMON     915289102    278258 4277600 SH      DEFINED   01    4277600
Viacom Inc                     CL B      925524308    138070 4312000 SH      DEFINED   01    4312000
Virologic Inc                 COMMON     92823R201       460  185299 SH      DEFINED   01     185299
Wellpoint Inc                 COMMON     94973V107      2491   35772 SH        SOLE            35772
Yellow Roadway Corp           COMMON     985577105      1373   27018 SH        SOLE            27018

                                                     3520314